Warrant Liability (Details) - USD ($)				1 Months Ended		3 Months Ended		6 Months Ended	12 Months Ended
	Oct. 12, 2022	Jan. 11, 2022	Nov. 03, 2021	Jan. 19, 2023	Oct. 31, 2022	Mar. 31, 2023	Mar. 30, 2023	Jun. 30, 2023	Dec. 31, 2022
Warrant Liability (Details) [Line Items]
Purchase of aggregate shares (in Shares)				18,042,857
Exercise price (in Dollars per share)			$ 2.3	$ 0.2
Aggregate common shares (in Shares)				18,042,857
Gross proceeds amount (in Dollars)				$ 3,608,571
Exercise warrants term				5 years
Outstanding warrants (in Shares)							21,031,987
Outstanding warrants per share (in Dollars per share)							$ 0.2
Warrants exercised (in Shares)				17,400,000			21,031,987
Exchange of common shares (in Shares)							21,031,987
Fair value of the warrants amount (in Dollars)						$ 628,765	$ 3,410,100	$ 307,381
Common shares (in Shares)			1,892,857
Initial stock price (in Dollars per share)				$ 0.19		$ 0.19		$ 0.05
Strike rate (in Dollars per share)				$ 0.2		$ 2.3		$ 2.3
Dividend yield percentage				0.00%		0.00%		0.00%	0.00%
Warrants term				0 years		3 years 9 months 14 days		3 years 6 months 14 days
Volatility percentage				130.00%		125.00%		170.00%
Risk-free rate percentage				3.62%		3.69%		4.35%	3.10%
Warrants (in Shares)	17,400,000	8,519,999		1,250,000
Pre-funded warrants (in Shares)	1,590,000	1,480,000
Share price (in Dollars per share)									$ 0.15
Exercise price (in Dollars per share)						$ 2.3		$ 2.3	$ 0.23
Expected volatility percentage									100.00%
Warrants issued (in Dollars)					$ 1,739,130	$ 1,739,130
Exercisable per share (in Dollars per share)					$ 0.23	$ 0.23
Fair value of the waiver warrants (in Dollars)							328,696	$ 328,696	$ 184,983
Warrant term			5 years
Expired term					Oct. 12, 2027
Common Shares [Member]
Warrant Liability (Details) [Line Items]
Exercise price (in Dollars per share)				$ 0.2
Holder exercised warrants (in Shares)				0.23
Warrants [Member]
Warrant Liability (Details) [Line Items]
Exercise price (in Dollars per share)				$ 0.2
Holder exercised warrants (in Shares)				2,989,130
Warrants exercised (in Shares)				16,150,000
January 19, 2023 Warrants [Member]
Warrant Liability (Details) [Line Items]
Fair value of the warrants amount (in Dollars)				$ 2,875,580
Discount for lack of marketability percentage				15.00%
November 3, 2021 Warrants [Member]
Warrant Liability (Details) [Line Items]
Fair value of the warrants amount (in Dollars)									$ 197,733
Initial stock price (in Dollars per share)									$ 0.15
Strike rate (in Dollars per share)									$ 0.23
Dividend yield percentage									0.00%
Warrants term									3 years 10 months 2 days
Volatility percentage									110.00%
Risk-free rate percentage									4.08%
Black Scholes Option Pricing Model [Member]
Warrant Liability (Details) [Line Items]
Fair value of the warrants amount (in Dollars)				$ 132,957					$ 501,330
Initial stock price (in Dollars per share)									$ 0.15
Strike rate (in Dollars per share)									$ 2.3
Dividend yield percentage									0.00%
Warrants term									4 years 10 days
Volatility percentage									110.00%
Risk-free rate percentage									4.08%
October 12, 2022 Warrants [Member]
Warrant Liability (Details) [Line Items]
Fair value of the warrants amount (in Dollars)				$ 1,250,000		$ 2,989,130			$ 1,850,758
Dividend yield percentage				0.00%					0.00%
Warrants term				4 years 8 months 23 days
Volatility percentage				115.00%
Risk-free rate percentage				3.49%					3.98%
Share price (in Dollars per share)				$ 0.19					$ 0.15
Exercise price (in Dollars per share)				$ 0.2					$ 0.23
Expected volatility percentage									100.00%
Warrants issued (in Dollars)						$ 1,739,130
Unexercised warrants (in Shares)						1,250,000
Fair value of the outstanding warrants (in Dollars)							$ 564,946
Prior to Exercise [Member] | Black Scholes Option Pricing Model [Member]
Warrant Liability (Details) [Line Items]
Fair value of the warrants amount (in Dollars)
Prior to Exercise [Member] | October 12, 2022 Warrants [Member]
Warrant Liability (Details) [Line Items]
Fair value of the warrants amount (in Dollars)				$ 16,150,000
Dividend yield percentage				0.00%
Warrants term				0 years
Volatility percentage				115.00%
Risk-free rate percentage				3.49%
Share price (in Dollars per share)				$ 0.19
Exercise price (in Dollars per share)				0.2
Top of range [Member]
Warrant Liability (Details) [Line Items]
Exercise price (in Dollars per share)				0.23
Volatility percentage		25.00%
Bottom of range [Member]
Warrant Liability (Details) [Line Items]
Exercise price (in Dollars per share)				$ 0.2
Volatility percentage		18.00%
Warrants [Member]
Warrant Liability (Details) [Line Items]
Exercise price (in Dollars per share)			$ 4